Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,704	¥ 6,058	¥ 5,831
Interest cost	731	791	698
Expected return on plan assets	(2,739)	(2,663)	(2,427)
Amortization of prior service credit	(47)	(66)	(178)
Amortization of net actuarial loss	79	412	1,320
Plan amendments	(44)	0	0
Net periodic pension cost	3,684	4,532	5,244
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,432	3,947	3,288
Interest cost	2,309	1,329	1,711
Expected return on plan assets	(4,982)	(4,192)	(3,618)
Amortization of prior service credit	(329)	(320)	(269)
Amortization of net actuarial loss	9	500	313
Amortization of transition obligation	1	1	1
Net periodic pension cost	¥ 440	¥ 1,265	¥ 1,426